Loans, Financing and Debentures (Details) - Schedule of BreakDown of Debt by Index - BRL (R$) R$ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Loans, Financing and Debentures (Details) - Schedule of BreakDown of Debt by Index [Line Items]
Breakdown of debt	R$ 554,638	R$ 453,041
Fixed rate [Member]
Loans, Financing and Debentures (Details) - Schedule of BreakDown of Debt by Index [Line Items]
Breakdown of debt	252,872	116,652
CDI and fixed rate +CDI [Member]
Loans, Financing and Debentures (Details) - Schedule of BreakDown of Debt by Index [Line Items]
Breakdown of debt	16,197	61,993
Fixed rate + IPCA [Member]
Loans, Financing and Debentures (Details) - Schedule of BreakDown of Debt by Index [Line Items]
Breakdown of debt	R$ 285,569	R$ 274,396